Note Loans (Loans in non-performing status and accruing loans past-due 90 days or more by loan class) (Detail) - Non Covered Loans - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 550,957	[1]	$ 557,915	[2]
Accruing loans past-due 90 days or more	1,225,149		426,652
Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,899		870
Accruing loans past-due 90 days or more	0		0
CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	20,465		25,806
Accruing loans past-due 90 days or more	0		0
CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	101,930		103,243
Accruing loans past-due 90 days or more	0		0
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	40,771		33,429
Accruing loans past-due 90 days or more	685		538
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	321,549	[3],[4]	329,907	[5],[6]
Accruing loans past-due 90 days or more	1,204,691	[3],[4]	406,583	[5],[6]
Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	2,974		3,062
Accruing loans past-due 90 days or more	0		0
Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,039		3,337
Accruing loans past-due 90 days or more	0		0
Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	11		30
Accruing loans past-due 90 days or more	18,227		18,725
Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	14,997		4,762
Accruing loans past-due 90 days or more	257		185
Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	22,239		22,417
Accruing loans past-due 90 days or more	141		34
Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	5,466		12,320
Accruing loans past-due 90 days or more	0		0
Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	15,617		18,732
Accruing loans past-due 90 days or more	1,148		587
PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	511,440	[1]	532,508	[2]
Accruing loans past-due 90 days or more	1,225,149		426,652
PUERTO RICO | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,115		664
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	18,866		24,611
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	101,068		102,771
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	40,177		31,609
Accruing loans past-due 90 days or more	685		538
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	306,697	[3],[4]	318,194	[5],[6]
Accruing loans past-due 90 days or more	1,204,691	[3],[4]	406,583	[5],[6]
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	2,974		3,062
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	18,227		18,725
PUERTO RICO | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	257		185
PUERTO RICO | Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	19,460		20,553
Accruing loans past-due 90 days or more	141		34
PUERTO RICO | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	5,466		12,320
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	15,617		18,724
Accruing loans past-due 90 days or more	1,148		587
UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	39,517	[1]	25,407	[2]
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	784		206
Accruing loans past-due 90 days or more	0		0
UNITED STATES | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,599		1,195
Accruing loans past-due 90 days or more	0		0
UNITED STATES | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	862		472
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	594		1,820
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	14,852	[3],[4]	11,713	[5],[6]
Accruing loans past-due 90 days or more	0	[3],[4]	0	[5],[6]
UNITED STATES | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,039		3,337
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	11		30
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	14,997		4,762
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	2,779		1,864
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		8
Accruing loans past-due 90 days or more	$ 0		$ 0

[1]	For purposes of this table non-performing loans exclude non-performing loans held-for-sale.
[2]	For purposes of this table non-performing loans exclude non-performing loans held-for-sale.
[3]

It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accru ing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. The balance of these loans increased by $760 million due mainly to the rebooking of loans previously pooled into GNMA securities. Under the GNMA program, issuers such as BPPR have the option but not the obligation to repurchase loans that are 90 days or more past due. For accounting purposes, these loans subject to the repurchase option are required to be reflected on the financial statements of the Bank with an offsetting liability. While the borrowers for our serviced GNMA portfolio benefited from the loan payment moratorium, the delinquency status of these loans continued to be reported to GNMA without considering the moratorium. These balances include $ 178 million of residential mortgage loans in Puerto Rico insured by FHA or guaranteed by the VA that are no longer acc ruing interest as of December 31, 2017 . Furthermore, the Co rporation has approximately $ 58 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest. Due to the guaranteed nature o f the loans, it is the Corporation’s policy to exclude these balances from non-performing assets .

[4]

Non-covered loans of $ 215 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

[5]

It is the Corporation’s policy to report delinque nt residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. These balances include $ 181 million of residential mortgage loans in Puer to Rico insured by FHA or guaranteed by the VA that are no longer accruing interest as of December 31, 2016 . Furthermore, the Corporation has approximately $68 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest. Due to the guaranteed nature of the loans, it is the Corporation’s policy to exclude these balances from non-performing assets .

[6]

Non-covered loans by $ 215 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.